INVESTMENTS - Equity securities with readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity securities with readily determinable fair values
Cost, after adjusted for other-than-temporary impairments	¥ 4,070	¥ 4,765
Equity securities with readily determinable fair values, Gross Unrealized Gains, including foreign exchange adjustment	5,097	6,309
Equity securities with readily determinable fair values, Gross Unrealized Losses, including foreign exchange adjustment	(596)	(839)
Equity securities with readily determinable fair values, Fair value	¥ 8,571	¥ 10,235